Related Parties Transactions (Details) - Schedule of Revenue from Related Party - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rgene [Member]
Related Parties Transactions (Details) - Schedule of Revenue from Related Party [Line Items]
Revenue from related party	$ 904,043	$ 2,373
Related Party [Member]
Related Parties Transactions (Details) - Schedule of Revenue from Related Party [Line Items]
Revenue from related party	$ 904,043	$ 2,373